UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 54.9%
Consumer Discretionary - 5.3%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$95,000	$101,175
Ameristar Casinos, Inc.
7.500%, 04/15/2021	81,000	84,847
AutoZone, Inc.
3.125%, 07/15/2023	100,000	98,534
Belo Corp.
7.250%, 09/15/2027	95,000	101,650
Bon-Ton Department Stores
8.000%, 06/15/2021	215,000	180,600
Brunswick Corp.
7.375%, 09/01/2023	44,000	47,960
Caesars Growth Properties
9.375%, 05/01/2022 (a)	75,000	66,375
CBS Outdoor Americas Capital
5.625%, 02/15/2024 (a)	75,000	75,562
CCO Holdings LLC
6.625%, 01/31/2022	75,000	79,969
Comcast Corp.
4.750%, 03/01/2044	150,000	167,848
DIRECTV Holdings LLC
4.450%, 04/01/2024	50,000	52,414
ERAC USA Finance LLC
2.350%, 10/15/2019 (a)	150,000	149,049
Greektown Holdings LLC
8.875%, 03/15/2019 (a)	75,000	75,187
Grupo Televisa SAB
5.000%, 05/13/2045	250,000	255,560
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	75,000	64,875
Hillman Group, Inc.
6.375%, 07/15/2022 (a)	75,000	72,375
Isle Of Capri Casinos, Inc.
7.750%, 03/15/2019	75,000	78,000
KB Home
7.250%, 06/15/2018	75,000	80,250
Lamar Media Corp.
5.000%, 05/01/2023	75,000	74,625
LIN Television Corp.
6.375%, 01/15/2021	75,000	75,188
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	145,923
McGraw-Hill Global Education
9.750%, 04/01/2021	75,000	83,250
MGM Resorts International
6.625%, 12/15/2021	75,000	79,125
Numericable Group SA
4.875%, 05/15/2019 (a)	75,000	74,625
Pulte Group, Inc.
6.375%, 05/15/2033	85,000	85,425

Quebecor Media, Inc.
5.750%, 01/15/2023	75,000	77,063
Ruby Tuesday, Inc.
7.625%, 05/15/2020	75,000	73,875
Scientific Games Corp.
8.125%, 09/15/2018	15,000	12,825
Scientific Games International, Inc.
6.250%, 09/01/2020	175,000	123,375
Service Corp. International
7.500%, 04/01/2027	70,000	79,100
Tenneco, Inc.
5.375%, 12/15/2024	100,000	103,000
Time, Inc.
5.750%, 04/15/2022 (a)	75,000	72,750
Viacom, Inc.
4.375%, 03/15/2043	150,000	138,659
Walt Disney Co.
1.100%, 12/01/2017	200,000	198,944
Whirlpool Corp.
2.400%, 03/01/2019	100,000	99,484
		3,429,466
Consumer Staples - 3.7%
Alliance One International, Inc.
9.875%, 07/15/2021	145,000	130,137
Aramark Services, Inc.
5.750%, 03/15/2020	80,000	83,000
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	154,327
Cencosud
4.875%, 01/20/2023 (a)	250,000	246,575
Central Garden & Pet Co.
8.250%, 03/01/2018	75,000	75,937
Clorox Co.
3.500%, 12/15/2024	250,000	251,047
Costco Wholesale Corp.
0.650%, 12/07/2015	100,000	100,189
Cott Beverages, Inc.
5.375%, 07/01/2022 (a)	75,000	69,000
Diageo Capital
4.828%, 07/15/2020	100,000	111,560
Diamond Foods, Inc.
7.000%, 03/15/2019 (a)	75,000	77,063
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	203,200
Harbinger Group, Inc.
7.750%, 01/15/2022	80,000	81,100
Hearthside Group Holdings
6.500%, 05/01/2022 (a)	75,000	73,500
HJ Heinz Co.
6.375%, 07/15/2028	75,000	80,250
Land O' Lakes Capital Trust I
7.450%, 03/15/2028 (a)	40,000	41,600
Pepsico, Inc.
0.700%, 02/26/2016	100,000	100,081
Post Holdings, Inc.
7.375%, 02/15/2022	124,000	124,310
Sysco Corp.
2.600%, 06/12/2022	200,000	197,081

TreeHouse Foods, Inc.
4.875%, 03/15/2022	75,000	76,125
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	99,729
		2,375,811
Energy - 5.7%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	145,000	46,400
Arch Coal, Inc.
8.000%, 01/15/2019 (a)	75,000	42,000
Cameron International Corp.
1.150%, 12/15/2016	235,000	232,654
CGG SA
6.500%, 06/01/2021	130,000	99,450
Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/2019	125,000	95,625
CNOOC Finance 2014
4.875%, 04/30/2044	200,000	216,225
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	123,491
Energy Partners Ltd.
8.250%, 02/15/2018	125,000	95,625
Forest Oil Corp.
7.250%, 06/15/2019	85,000	31,450
Halcon Resources Corp.
8.875%, 05/15/2021	145,000	109,837
Kinder Morgan, Inc.
5.300%, 12/01/2034	250,000	254,533
Linn Energy Finance Corp.
7.750%, 02/01/2021	140,000	118,650
Memorial Resource Development Corp.
5.875%, 07/01/2022 (a)	80,000	72,600
Nuverra Environmental Solutions, Inc.
9.875%, 04/15/2018	145,000	87,725
Peabody Energy Corp.
7.875%, 11/01/2026	125,000	107,188
Petrobras International Finance Co.
5.375%, 01/27/2021	150,000	139,736
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	143,850
6.375%, 01/23/2045	150,000	170,625
Plains Exploration & Production Co.
6.875%, 02/15/2023	49,000	54,635
Rice Energy, Inc.
6.250%, 05/01/2022 (a)	75,000	70,125
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	80,000	79,000
Schlumberger Investment
2.400%, 08/01/2022 (a)	250,000	240,420
Statoil
2.450%, 01/17/2023	150,000	143,333
Stone Energy Corp.
7.500%, 11/15/2022	125,000	108,125
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	140,000	141,634
Swift Energy Co.
8.875%, 01/15/2020	130,000	74,750

Talisman Energy, Inc.
5.750%, 05/15/2035	100,000	92,967
Total Capital International
0.750%, 01/25/2016	455,000	455,407
United Refining Co.
10.500%, 02/28/2018	27,000	27,945
		3,676,005
Financials - 21.0%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	207,316
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	266,271
Aircastle Ltd.
6.750%, 04/15/2017	75,000	80,437
Ally Financial, Inc.
5.125%, 09/30/2024	125,000	127,187
American Campus Communities
4.125%, 07/01/2024	200,000	202,401
American Express Co.
1.550%, 05/22/2018	200,000	198,261
American Express Credit
1.125%, 06/05/2017	200,000	199,441
American Tower Corp.
3.400%, 02/15/2019	100,000	101,879
AmeriGas Finance
7.000%, 05/20/2022	125,000	130,000
Australia & New Zealand Banking Group
1.250%, 06/13/2017	250,000	249,486
Bank of America Corp.
1.500%, 10/09/2015	100,000	100,429
2.000%, 01/11/2018	100,000	99,997
5.625%, 07/01/2020	100,000	113,995
4.000%, 04/01/2024	100,000	104,243
Bank of Montreal
0.800%, 11/06/2015	244,000	244,504
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	150,364
Bank Of Nova Scotia
2.050%, 06/05/2019	250,000	249,358
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	98,755
Berkshire Hathaway Finance Corp.
0.950%, 08/15/2016	200,000	200,739
BioMed Realty LP
3.850%, 04/15/2016	180,000	185,937
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	199,851
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	100,000	116,534
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,389
Citigroup, Inc.
1.350%, 03/10/2017	200,000	199,163
4.500%, 01/14/2022	100,000	109,441
Corporate Office Properties LP
3.700%, 06/15/2021	200,000	199,417
Covidien International Finance
2.950%, 06/15/2023	100,000	98,316

Credit Suisse New York
1.375%, 05/26/2017	300,000	299,291
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	150,446
Digital Realty Trust LP
3.625%, 10/01/2022	200,000	197,284
EPR Properties
5.750%, 08/15/2022	75,000	82,175
Export-Import Bank of Korea
5.875%, 01/14/2015	100,000	100,119
1.250%, 11/20/2015	100,000	100,222
Fifth Third Bank
1.450%, 02/28/2018	200,000	197,908
Fondo Mivivienda
3.375%, 04/02/2019 (a)	150,000	150,375
Ford Motor Credit Co. LLC
2.500%, 01/15/2016	125,000	126,430
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	151,027
5.875%, 01/14/2038	100,000	126,798
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	225,922
HCP, Inc.
2.625%, 02/01/2020	225,000	222,925
Hockey Merger, Inc.
7.875%, 10/01/2021 (a)	100,000	99,750
Huntington National Bank
2.200%, 04/01/2019	250,000	248,730
Hyundai Capital America
1.625%, 10/02/2015 (a)	150,000	150,643
ICICI Bank Ltd.
3.500%, 03/18/2020 (a)	200,000	201,737
ING Bank
3.000%, 09/01/2015 (a)	200,000	202,825
3.750%, 03/07/2017 (a)	150,000	157,057
Invesco Finance
3.125%, 11/30/2022	250,000	248,198
iStar Financial, Inc.
5.000%, 07/01/2019	75,000	73,125
JPMorgan Chase & Co.
1.100%, 10/15/2015	100,000	100,199
3.250%, 09/23/2022	100,000	100,753
Kimco Realty Corp.
3.125%, 06/01/2023	200,000	196,309
Korea Development Bank
1.000%, 01/22/2016	250,000	249,927
Lender Processing Services, Inc.
5.750%, 04/15/2023	75,000	79,125
Lloyds Bank
2.300%, 11/27/2018	200,000	202,077
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	199,310
Mitsubishi UFJ Trust & Bank
1.600%, 10/16/2017 (a)	250,000	248,307
Morgan Stanley
1.750%, 02/25/2016	125,000	125,713
5.500%, 07/24/2020	200,000	225,918

Nationstar Mortgage
6.500%, 08/01/2018	75,000	71,813
Nationwide Mutual Insurance Co.
4.950%, 04/22/2044 (a)	100,000	106,941
New York Life Global Funding
1.125%, 03/01/2017 (a)	200,000	199,657
2.150%, 06/18/2019 (a)	200,000	199,820
Nippon Life Insurance Co.
5.100%, 10/16/2044 (a)	250,000	262,269
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (a)	100,000	100,715
PACCAR Financial Corp.
Series MTN
1.150%, 08/16/2016	100,000	100,548
People's United Financial, Inc.
3.650%, 12/06/2022	150,000	151,464
PNC Bank
0.800%, 01/28/2016	200,000	200,356
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	172,737
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	147,943
Royal Bank of Canada
1.150%, 03/13/2015	200,000	200,308
Schaeffler Finance
4.250%, 05/15/2021 (a)	75,000	73,500
SLM Corp.
5.000%, 06/15/2018	75,000	74,625
6.200%, 03/15/2019	29,000	28,389
Societe Generale
2.750%, 10/12/2017	150,000	153,775
Springleaf Finance Corp.
6.500%, 09/15/2017	40,000	42,100
6.900%, 12/15/2017	42,000	44,835
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	199,026
Symetra Financial Corp.
4.250%, 07/15/2024	250,000	255,329
Synchrony Financial
4.250%, 08/15/2024	250,000	256,828
Synovus Financial Corp.
5.125%, 06/15/2017	135,000	137,700
Toyota Motor Credit Corp.
1.250%, 10/05/2017	150,000	149,653
2.000%, 10/24/2018	100,000	101,058
UBS
2.375%, 08/14/2019	250,000	250,148
Wells Fargo & Co.
1.500%, 01/16/2018	200,000	199,052
		13,555,325
Health Care - 3.1%
AbbVie, Inc.
1.200%, 11/06/2015	175,000	175,551
Actavis Funding Services
4.850%, 06/15/2044	150,000	152,804
Aetna, Inc.
2.750%, 11/15/2022	200,000	194,344

Agilent Technologies, Inc.
3.200%, 10/01/2022	200,000	195,309
Allergan, Inc.
1.350%, 03/15/2018	100,000	97,433
Biomet, Inc.
6.500%, 10/01/2020	75,000	79,312
CareFusion Corp.
3.875%, 05/15/2024	200,000	206,794
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	98,152
Dignity Health
4.500%, 11/01/2042	150,000	149,742
Eli Lilly & Co.
1.950%, 03/15/2019	150,000	150,957
HCA, Inc.
5.875%, 05/01/2023	75,000	79,219
JLL/Delta Dutch Newco
7.500%, 02/01/2022 (a)	75,000	76,406
Kindred Escrow Corp. II
8.000%, 01/15/2020 (a)	100,000	106,750
Medtronic, Inc.
3.625%, 03/15/2024	150,000	156,003
Tenet Healthcare Corp.
4.750%, 06/01/2020	75,000	76,500
		1,995,276
Industrials - 4.4%
ADT Corp.
4.125%, 06/15/2023	100,000	90,750
Bombardier, Inc.
6.125%, 01/15/2023 (a)	75,000	76,687
Burlington Northern Santa Fe
4.450%, 03/15/2043	200,000	209,793
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	145,259
Carlson Travel Holdings, Inc.
7.500%, 08/15/2019 (a)	75,000	75,750
Caterpillar, Inc.
4.300%, 05/15/2044	150,000	160,859
Colt Defense, LLC
8.750%, 11/15/2017	105,000	44,100
Dun & Bradstreet Corp.
3.250%, 12/01/2017	50,000	51,445
Eaton Corp.
4.000%, 11/02/2032	150,000	153,060
General Dynamics Corp.
1.000%, 11/15/2017	200,000	198,122
Griffon Corp.
5.250%, 03/01/2022	75,000	70,500
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	200,902
Illinois Tool Works, Inc.
1.950%, 03/01/2019	150,000	150,230
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	152,648
Rexel
5.250%, 06/15/2020 (a)	75,000	75,937
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	146,273

Stanley Black & Decker, Inc.
2.900%, 11/01/2022	225,000	222,217
Teekay Offshore Partners
6.000%, 07/30/2019	90,000	83,138
Titan International, Inc.
6.875%, 10/01/2020	130,000	115,050
Tyco Electronics Group
1.600%, 02/03/2015	100,000	100,004
Valmont Industries, Inc.
5.000%, 10/01/2044	250,000	253,819
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (a)	75,000	77,438
		2,853,981
Information Technology - 2.9%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	130,000	117,650
Alibaba Group Holding
2.500%, 11/28/2019 (a)	250,000	246,911
Amkor Technology, Inc.
6.375%, 10/01/2022	125,000	121,250
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	102,621
Baidu, Inc.
2.250%, 11/28/2017	250,000	250,521
BMC Software, Inc.
7.250%, 06/01/2018	135,000	131,288
Dell, Inc.
5.650%, 04/15/2018	75,000	79,031
Fiserv, Inc.
3.500%, 10/01/2022	200,000	202,316
Intel Corp.
1.350%, 12/15/2017	150,000	149,888
Iron Mountain, Inc.
5.750%, 08/15/2024	88,000	88,990
Oracle Corp.
2.250%, 10/08/2019	200,000	201,565
2.500%, 10/15/2022	100,000	97,580
Sensata Technologies
5.625%, 11/01/2024 (a)	80,000	83,150
		1,872,761
Materials - 3.8%
Agrium, Inc.
3.150%, 10/01/2022	115,000	112,450
Airgas, Inc.
3.250%, 10/01/2015	200,000	203,224
AK Steel Corp.
7.625%, 05/15/2020	145,000	135,575
Aleris International, Inc.
7.875%, 11/01/2020	75,000	75,000
ArcelorMittal
10.350%, 06/01/2019	85,000	102,956
6.750%, 02/25/2022	100,000	107,250
Ashland, Inc.
3.875%, 04/15/2018	95,000	96,306
Cascades, Inc.
7.875%, 01/15/2020	56,000	58,520
Codelco
4.500%, 08/13/2023 (a)	150,000	158,843

Constellium NV
5.750%, 05/15/2024 (a)	75,000	65,625
Dow Chemical Co.
3.000%, 11/15/2022	150,000	146,814
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	113,000	111,305
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	73,125
PPG Industries, Inc.
1.900%, 01/15/2016	200,000	202,180
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	67,125
Signode Industrial Group
6.375%, 05/01/2022 (a)	75,000	73,500
Sociedad Quimica Y Minera
4.375%, 01/28/2025 (a)	200,000	198,367
Southern Copper Corp.
5.250%, 11/08/2042	275,000	247,045
SunCoke Energy Partners
7.375%, 02/01/2020 (a)	75,000	78,281
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	88,146
United States Steel Corp.
7.500%, 03/15/2022	75,000	78,938
		2,480,575
Telecommunication Services - 2.4%
America Movil
4.375%, 07/16/2042	150,000	144,450
AT&T, Inc.
2.625%, 12/01/2022	200,000	190,823
4.800%, 06/15/2044	150,000	153,449
Cincinnati Bell, Inc.
8.375%, 10/15/2020	125,000	131,875
Frontier Communications Corp.
9.000%, 08/15/2031	75,000	79,500
Level 3 Financing, Inc.
8.125%, 07/01/2019	75,000	80,063
SES Global Americas Holdings
2.500%, 03/25/2019 (a)	150,000	149,395
Sprint Nextel Corp.
6.000%, 11/15/2022	135,000	124,706
Telefonica Emisiones
5.134%, 04/27/2020	200,000	221,660
Verizon Communications
6.400%, 09/15/2033	75,000	92,546
3.850%, 11/01/2042	150,000	134,268
Windstream Corp.
7.750%, 10/15/2020	75,000	77,625
		1,580,360
Utilities - 2.6%
Ameren Energy Generating Co.
7.000%, 04/15/2018	25,000	22,250
American Electric Power Co., Inc.
2.950%, 12/15/2022	250,000	245,664
Colbun
4.500%, 07/10/2024 (a)	200,000	200,620
Electricite de France
2.150%, 01/22/2019 (a)	200,000	200,686

Florida Power Corp.
5.900%, 03/01/2033	100,000	128,709
GDF Suez
2.875%, 10/10/2022 (a)	125,000	125,679
Georgia Power Co.
0.625%, 11/15/2015	250,000	250,329
NextEra Energy Capital Holdings, Inc.
2.700%, 09/15/2019	125,000	126,424
NRG Energy, Inc.
7.875%, 05/15/2021	75,000	81,188
Pacific Gas & Electric Co.
3.250%, 06/15/2023	175,000	175,655
PPL Energy Supply LLC
4.600%, 12/15/2021	137,000	124,496
		1,681,700
Total Corporate Bonds
(Cost $35,923,839)		35,501,260

MUNICIPAL BONDS - 13.0%
Cape Girardeau County, Missouri School District 2
4.000%, 04/01/2026	500,000	549,380
Chicago, Illinois Board of Education
Series B
5.000%, 12/01/2018	400,000	438,048
Chicago, Illinois O'Hare International Airport Revenue
Series 2003, C-2
5.250%, 01/01/2030	420,000	421,222
5.250%, 01/01/2034	1,210,000	1,213,303
Chicago, Illinois Tax Increment Revenue
Series A
5.000%, 06/01/2022	250,000	281,197
Detroit, Michigan Water Supply System Revenue
Series B
5.500%, 07/01/2035	185,000	205,182
Erie, Pennsylvania Water Authority
4.000%, 12/01/2026	200,000	218,996
Gulfport, Mississippi Memorial Hospital Revenue
Series A
5.750%, 07/01/2031	85,000	85,206
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	201,841
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025	135,000	135,088
Kankakee, Illinois
4.000%, 01/01/2025	250,000	269,420
Los Angeles, California Department of Water & Power Revenue
Series D
4.000%, 07/01/2023	150,000	173,562
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020	545,000	578,022
Massachusetts Housing Finance Agency
Series D
4.850%, 06/01/2040	610,000	616,320
Minneapolis, Minnesota Health Care Systems Revenue
Series B
5.000%, 05/15/2021	50,000	50,110

Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025	250,000	250,820
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	500,000	580,465
New York State Energy Research & Development Authority Revenue
Series A
5.150%, 11/01/2025	125,000	126,531
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034	500,000	513,550
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	287,417
Ohio State Water Development Authority Revenue
Series B
2.200%, 06/01/2033	150,000	151,849
Oregon State Housing & Community Services Department Revenue
Series A
4.050%, 01/01/2020	100,000	109,284
Taft, California Public Financing Authority Revenue
6.050%, 01/01/2017	150,000	150,522
Tallahassee, Florida Health Facilities Revenue
6.375%, 12/01/2030	120,000	120,636
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	340,000	369,379
Virginia Housing Development Authority Revenue
Series A
5.100%, 10/01/2035	125,000	130,078
Wisconsin State Health & Educational Facilities Authority
Series B
5.125%, 08/15/2030	150,000	157,355
Total Municipal Bonds
(Cost $8,316,908)		8,384,783

U.S. GOVERNMENT & AGENCY SECURITIES - 10.0%
Federal Home Loan Mortgage Association
Series K-712, Class X1
1.390%, 11/25/2019 ^ (b)	1,231,310	67,555
Series 293, Class IO
4.000%, 11/15/2032 (b)	1,710,838	292,420
Series 3293, Class MP
5.500%, 03/15/2037	212,780	235,905
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	302,694	332,448
5.000%, 01/01/2024, #C90779	216,531	238,717
3.000%, 10/01/2032, #D99625	213,227	220,335
4.000%, 10/01/2040, #G06061	407,848	437,074
4.000%, 08/01/2042, #Q10153	416,267	445,315
Federal National Mortgage Association
Series 2013-M3, Class X1
4.040%, 02/25/2016 ^ (b)	621,809	15,493
Series 2013-M4, Class X1
3.917%, 02/25/2018 ^ (b)	357,574	34,440
Series 2012-M8, Class X1
2.190%, 12/25/2019 ^ (b)	1,469,977	96,223

Series 2012-M3, Class X1
0.342%, 01/25/2022 ^ (b)	3,357,640	63,335
Series 2012-M2, Class X
0.792%, 02/25/2022 ^ (b)	1,533,527	66,444
Series 2012-34, Class PC
5.500%, 01/25/2032	120,610	131,852
Series 2012-90, Class DA
1.500%, 03/25/2042	152,450	146,404
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	289,513	316,295
2.500%, 06/01/2023, #AB9602	333,501	343,195
5.170%, 06/01/2028, #468516	239,380	269,114
4.500%, 06/01/2034, #MA1976	386,343	423,055
6.500%, 12/01/2036, #888112	86,479	98,557
5.500%, 05/01/2037, #916933	105,544	118,543
4.500%, 04/01/2039, #930922	431,907	471,792
4.500%, 04/01/2041, #AH9719	292,551	318,005
4.500%, 04/01/2041, #AL0215	113,519	123,415
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	363,872
Series 2013-144, Class UI
4.500%, 10/16/2028 (b)	1,649,827	170,877
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	153,151
Series 2011-6, Class AC
2.850%, 12/16/2037	150,000	150,934
Series 2012-109, Class AB
1.388%, 09/16/2044	94,585	92,389
Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	218,836	241,035
Total U.S. Government & Agency Securities
(Cost $6,437,913)		6,478,189

MORTGAGE BACKED SECURITIES - 8.5%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.152%, 09/10/2047 ^	95,000	98,170
Series 2007-4, Class AM
5.821%, 02/10/2051 ^	256,000	278,761
Series 2008-1, Class AM
6.288%, 02/10/2051 ^	250,000	276,015
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040	150,000	154,939
Series 2006-PW13, Class AM
5.582%, 09/11/2041	102,000	107,818
CD Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.226%, 07/15/2044 ^	80,000	82,161
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	537,378
Credit Suisse Mortgage Trust
Series 2006-C1, Class AJ
5.467%, 02/15/2039 ^	300,000	312,122

CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	90,307	93,124
Series 2005-C1, Class AJ
5.075%, 02/18/2038	112,177	112,148
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	159,848
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	603,245
Series 2007-GG10, Class A4
5.796%, 08/10/2045 ^	270,849	293,495
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	540,087
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class AM
4.999%, 10/15/2042	140,000	142,868
Master Asset Securitization Trust
Series 2003-4, Class 1A1
5.750%, 05/25/2033	309,455	314,876
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.651%, 06/11/2042 ^	150,000	163,279
Morgan Stanley Mortgage Trust
Series 35
0.790%, 05/20/2021 ^	49,887	50,017
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	178,459	182,624
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.560%, 08/15/2039 ^	160,000	164,348
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	508,622
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AMFX
5.179%, 07/15/2042	120,000	122,575
Series 2005-C21, Class AM
5.242%, 10/17/2044 ^	173,000	178,116
Total Mortgage Backed Securities
(Cost $5,533,157)		5,476,636

U.S. TREASURY SECURITIES - 5.4%
U.S Treasury Bonds
3.500%, 02/15/2039	1,250,000	1,436,035
2.875%, 05/15/2043	1,500,000	1,534,454
U.S. Treasury Note
1.750%, 07/31/2015	500,000	504,629
Total U.S. Treasury Securities
(Cost $3,259,332)		3,475,118

EXCHANGE TRADED FUNDS - 5.3%
iShares Barclays 1-3 Year Credit Bond Fund	3,372	354,667
iShares Barclays CMBS Bond Fund	2,823	144,510
iShares iBoxx $ High Yield Corporate Bond Fund	3,465	310,464
iShares iBoxx Investment Grade Corporate Bond Fund	10,154	1,212,489
iShares MBS Bond Fund	2,800	306,096
iShares National AMT-Free Muni Bond Fund	4,000	441,360
SPDR Nuveen Barclays Short Term Municipal Bond Fund	27,970	679,391
Total Exchange Traded Funds
(Cost $3,442,461)		3,448,977

SHORT-TERM INVESTMENT - 1.9%
First American Government Obligations Fund - Class Z, 0.01% (c)
Total Short-Term Investment
(Cost $1,211,324)	1,211,324	1,211,324

Total Investments - 99.0%
(Cost $64,124,934)		63,976,287
Other Assets and Liabilities - 1.0%		622,445
Net Assets - 100.0%		$64,598,732

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of December 31, 2014 the market value of these investments were $7,362,222, or 11.4% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of December 31, 2014.
(b)	Interest only security.
(c)	The rate shown is the annualized seven-day effective yield as of December 31, 2014.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$35,501,260	$-	$35,501,260
Municipal Bonds	-	8,384,783	-	8,384,783
U.S. Government & Agency Securities	-	6,478,189	-	6,478,189
Mortgage-Backed Securities	-	5,476,636	-	5,476,636
U.S. Treasury Securities	-	3,475,118	-	3,475,118
Exchange Traded Funds	3,448,977	-	-	3,448,977
Short-Term Investment	1,211,324		-	1,211,324
Total Investments	$4,660,301	$59,315,986	$-	$63,976,287

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 9.9%
Advance Auto Parts, Inc.	3,100	$493,768
AutoZone, Inc. *	1,100	681,021
Darden Restaurants, Inc.	9,980	585,127
Delphi Automotive	1,700	123,624
DIRECTV *	5,200	450,840
Expedia, Inc.	1,600	136,576
Macy's, Inc.	9,700	637,775
PetSmart, Inc.	1,400	113,813
TRW Automotive Holdings Corp. *	1,400	143,990
Twenty First Century Fox, Inc. - Class A	19,600	752,738
Whirlpool Corp.	1,300	251,862
		4,371,134
Consumer Staples - 13.1%
Altria Group, Inc.	27,450	1,352,462
Archer-Daniels-Midland Co.	8,260	429,520
Bunge Ltd.	11,100	1,009,100
ConAgra Foods, Inc.	16,700	605,876
Dr. Pepper Snapple Group, Inc.	1,500	107,520
Kroger Co.	17,875	1,147,754
Safeway, Inc.	12,910	453,399
Tyson Foods, Inc. - Class A	10,600	424,954
Wal-Mart Stores, Inc.	2,900	249,052
		5,779,637
Energy - 8.8%
Baker Hughes, Inc.	4,300	241,101
ConocoPhillips	9,550	659,523
EOG Resources, Inc.	7,900	727,353
Exxon Mobil Corp.	10,100	933,745
Marathon Petroleum Corp.	2,900	261,754
Phillips 66	12,950	928,515
Tesoro Corp.	1,700	126,395
		3,878,386
Financials - 14.5%
ACE Ltd.	2,400	275,712
Allstate Corp.	1,700	119,425
American International Group, Inc.	2,000	112,020
AvalonBay Communities, Inc. - REIT	3,500	571,865
Bank of America Corp.	25,100	449,039
Berkshire Hathaway, Inc. - Class B *	3,455	518,768
Citigroup, Inc.	18,400	995,625
CME Group, Inc.	1,333	118,170
Lincoln National Corp.	3,000	173,010
Markel Corp. *	600	409,704
MetLife, Inc.	20,100	1,087,209
Prudential Financial, Inc.	1,200	108,552
T. Rowe Price Group, Inc.	5,800	497,988
Travelers Companies, Inc.	9,300	984,405
		6,421,492

Health Care - 9.6%
AmerisourceBergen Corp.	1,500	135,240
Anthem, Inc.	9,343	1,174,135
Cardinal Health, Inc.	6,200	500,526
Cigna Corp.	1,470	151,278
Express Scripts Holding Co. *	4,100	347,147
Gilead Sciences, Inc. *	6,000	565,560
HCA Holdings, Inc. *	1,900	139,441
Johnson & Johnson	1,700	177,769
Merck & Co., Inc.	1,900	107,901
Perrigo Co.	700	117,012
Quest Diagnostics, Inc.	9,021	604,948
UnitedHealth Group, Inc.	2,300	232,507
		4,253,464
Industrials - 10.5%
Boeing Co.	8,400	1,091,832
C.H. Robinson Worldwide, Inc.	1,500	112,335
Cummins, Inc.	4,470	644,440
FedEx Corp.	2,050	356,003
General Dynamics Corp.	9,800	1,348,676
General Electric Co.	8,514	215,149
Honeywell International, Inc.	5,200	519,584
Southwest Airlines Co.	6,000	253,920
Stanley Black & Decker, Inc.	1,100	105,688
		4,647,627
Information Technology - 20.5%
Apple, Inc.	16,200	1,788,156
Cisco Systems, Inc.	28,700	798,291
Corning, Inc.	16,400	376,052
Facebook, Inc. - Class A *	10,200	795,804
Intel Corp.	25,650	930,839
Lam Research Corp.	7,000	555,380
Microsoft Corp.	28,022	1,301,621
Oracle Corp.	23,500	1,056,795
Symantec Corp.	16,200	415,611
Texas Instruments, Inc.	2,200	117,623
Western Digital Corp.	2,100	232,470
Xerox Corp.	23,900	331,254
Yahoo, Inc. *	7,400	373,774
		9,073,670
Materials - 2.6%
Dow Chemical Co.	16,100	734,321
Eastman Chemical Co.	1,100	83,446
LyondellBasell Industries - Class A	4,000	317,560
		1,135,327
Telecommunication Services - 5.0%
AT&T, Inc.	25,660	861,919
Level 3 Communications, Inc. *	3,700	182,706
Verizon Communications, Inc.	24,500	1,146,110
		2,190,735

Utilities - 4.1%
Entergy Corp.	7,000	612,360
FirstEnergy Corp.	7,400	288,526
PG&E Corp.	14,100	750,684
Public Service Enterprise Group, Inc.	3,700	153,217
		1,804,787
TOTAL COMMON STOCKS
(Cost $39,054,302)		43,556,259

SHORT-TERM INVESTMENT - 1.0%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $427,395)	427,395	427,395

Total Investments - 99.6%
(Cost $39,481,697)		43,983,654
Other Assets and Liabilities, Net - 0.4%		193,497
Total Net Assets - 100.0%		$44,177,151

* Non-income producing security.
^ Variable rate security - the rate shown is the annualized seven-day effective yield as of December 31, 2014.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,556,259	$-	$-	$43,556,259
Short-Term Investment	427,395		-	427,395
Total Investments	$43,983,654	$-	$-	$43,983,654

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 5.6%
Brunswick Corp.	15,880	$814,009
Target Corp.	19,100	1,449,881
		2,263,890
Consumer Staples - 16.5%
Altria Group, Inc.	16,290	802,608
Clorox Co.	8,795	916,527
Energizer Holdings, Inc.	6,320	812,499
General Mills, Inc.	18,710	997,804
Kimberly-Clark Corp.	8,630	997,110
Kraft Foods Group, Inc.	6,030	377,840
Mondelez International, Inc.	10,270	373,058
PepsiCo, Inc.	4,305	407,081
Philip Morris International, Inc.	11,465	933,825
		6,618,352
Energy - 11.0%
Chevron Corp.	10,100	1,133,018
ConocoPhillips	14,205	980,997
Phillips 66	4,240	304,008
Royal Dutch Shell - ADR	14,520	972,114
Schlumberger Ltd.	4,300	367,263
Spectra Energy Corp.	18,450	669,735
		4,427,135
Financials - 20.1%
ACE Ltd.	6,803	781,529
American Express Co.	16,355	1,521,669
Ameriprise Financial, Inc.	8,170	1,080,483
Bank of America Corp.	24,570	439,557
Berkshire Hathaway, Inc. - Class B *	10,300	1,546,546
Citigroup, Inc.	7,720	417,729
Plum Creek Timber Co., Inc. - REIT	16,505	706,249
Prudential Financial, Inc.	9,280	839,468
Wells Fargo & Co.	13,510	740,618
		8,073,848
Health Care - 10.5%
Abbott Laboratories	10,000	450,200
AbbVie, Inc.	6,310	412,926
Aetna, Inc.	14,370	1,276,487
Cigna Corp.	12,350	1,270,939
Merck & Co., Inc.	14,100	800,739
		4,211,291

Industrials # - 26.1%
3M Co.	9,530	1,565,969
Caterpillar, Inc.	12,070	1,104,767
Eaton Corp.	19,965	1,356,822
Emerson Electric Co.	15,658	966,568
General Electric Co.	50,190	1,268,301
Honeywell International, Inc.	13,665	1,365,407
Lockheed Martin Corp.	6,620	1,274,813
Norfolk Southern Corp.	3,990	437,344
Waste Management, Inc.	22,725	1,166,247
		10,506,238
Information Technology - 1.0%
Intel Corp.	10,723	389,138

Materials - 1.7%
Dow Chemical Co.	14,730	671,835

Utilities - 4.9%
AGL Resources, Inc.	11,380	620,324
Duke Energy Corp.	8,050	672,497
Public Service Enterprise Group, Inc.	16,350	677,053
		1,969,874
TOTAL COMMON STOCKS
(Cost $32,635,711)		39,131,601

SHORT-TERM INVESTMENT - 2.1%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $828,939)	828,939	828,939

Total Investments - 99.5%
(Cost $33,464,650)		39,960,540
Other Assets and Liabilities, Net - 0.5%		221,283
Total Net Assets - 100.0%		$40,181,823

* Non-income producing security.
# As of December 31, 2014, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The industrials sector may have greater exposure to adverse economic, regulatory, and other changes affecting the issuers of such securities.

^ Variable rate security - The rate shown is the annualized seven-day effective yield as of December 31, 2014.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,131,601	$-	$-	$39,131,601
Short-Term Investment	828,939		-	828,939
Total Investments	$39,960,540	$-	$-	$39,960,540

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Consumer Discretionary # - 26.9%
Apollo Group, Inc. - Class A *	97,345	$3,320,438
Buckle, Inc.	20,084	1,054,812
Cooper Tire & Rubber Co.	43,318	1,500,968
Dorman Products, Inc. *	2,695	130,088
DreamWorks Animation SKG, Inc. - Class A *	174,523	3,897,098
Express, Inc. *	154,565	2,270,560
Gildan Activewear, Inc. - Class A	47,229	2,670,800
John Wiley & Sons, Inc. - Class A	31,887	1,888,986
Live Nation Entertainment, Inc. *	59,727	1,559,472
Men's Wearhouse, Inc.	55,977	2,471,384
Steiner Leisure Ltd. *	58,675	2,711,372
Tupperware Brands Corp.	28,190	1,775,970
		25,251,948
Consumer Staples - 2.3%
Chefs' Warehouse, Inc. *	93,538	2,155,116

Energy - 3.7%
CARBO Ceramics, Inc.	27,711	1,109,826
Dawson Geophysical Co.	108,782	1,330,403
Geospace Technologies Corp. *	40,742	1,079,663
		3,519,892
Financials - 10.0%
Banco Latinoamericano de Comercio Exterior SA	61,889	1,862,859
FBL Financial Group, Inc. - Class A	26,775	1,553,753
Horace Mann Educators Corp.	75,507	2,505,322
Montpelier Re Holdings Ltd.	54,906	1,966,733
United Fire Group, Inc.	49,787	1,480,168
		9,368,835
Health Care - 6.5%
Bio-Rad Laboratories, Inc. - Class A *	28,167	3,395,814
Centene Corp. *	9,640	1,001,114
Owens & Minor, Inc.	47,849	1,679,978
		6,076,906
Industrials - 20.3%
Actuant Corp. - Class A	141,857	3,864,185
Insperity, Inc.	53,878	1,825,925
Insteel Industries, Inc.	103,224	2,434,022
Kennametal, Inc.	62,243	2,227,677
Lindsay Corp.	33,535	2,875,291
Tetra Tech, Inc.	67,034	1,789,808
Thermon Group Holdings, Inc. *	52,550	1,271,185
TriMas Corp. *	88,436	2,767,162
		19,055,255

Information Technology - 21.6%
ADTRAN, Inc.	65,225	1,421,905
Checkpoint Systems, Inc. *	214,020	2,938,495
Diebold, Inc.	74,101	2,566,859
Knowles Corp. *	48,860	1,150,653
Littelfuse, Inc.	31,681	3,062,602
Microsemi Corp. *	69,479	1,971,814
Rofin-Sinar Technologies, Inc. *	67,380	1,938,523
ScanSource, Inc. *	79,257	3,182,960
SeaChange International, Inc. *	322,270	2,056,083
		20,289,894
Materials - 1.7%
Intrepid Potash, Inc. *	116,344	1,614,855
TOTAL COMMON STOCKS
(Cost $82,143,296)		87,332,701

SHORT-TERM INVESTMENT - 6.8%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $6,383,007)	6,383,007	6,383,007

Total Investments - 99.8%
(Cost $88,526,303)		93,715,708
Other Assets and Liabilities, Net - 0.2%		201,400
Total Net Assets - 100.0%		$93,917,108

# As of December 31, 2014, the Fund had a significant portion of its assets invested in this sector. The securities of companies in the consumer discretionary sector tend to be more sensitive to economic downturns.

* Non-income producing security.
^ Variable rate security - The rate shown is the annualized seven-day effective yield as of December 31, 2014.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$87,332,701	$-	$-	$87,332,701
Short-Term Investment	6,383,007		-	6,383,007
Total Investments	$93,715,708	$-	$-	$93,715,708

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$64,124,934	$33,464,650

Gross unrealized appreciation	987,802	6,933,587
Gross unrealized depreciation	(1,136,449)	(437,697)
Net unrealized appreciation/depreciation	$(148,647)	$6,495,890

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$39,481,697	$88,526,303

Gross unrealized appreciation	5,335,744	9,576,544
Gross unrealized depreciation	(833,787)	(4,387,139)
Net unrealized appreciation	$4,501,957	$5,189,405

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 26, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  February 26, 2015

* Print the name and title of each signing officer under his or her signature.